Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 1,293	$ 1,376	$ 1,143
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations.
Description of key assumptions on which management has based cash flow projections	The key assumption is RevPAR growth and the expected recovery period
Description of growth rates used to extrapolate cash flow projections	terminal growth rates that do not exceed the average long-term growth rates for the relevant markets.
Description of management's approach to determining values assigned to key assumptions	Base Case scenario and Downside Case scenario
Description of discount rates of applied to cash flow projections	pre-tax rates that are based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the CGU being tested.
Cash-generating units [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	$ 0
Impairment testing of goodwill and brands (excluding the UK portfolio) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Contingency factor applied to reduce cash flow projections	10.00%
Explanation of period over which management has projected cash flows	five-year
Management agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining amortisation period	18 years	26 years
Kimpton [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	$ 5
Six Senses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	41
Management agreements and Kimpton [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate for cash flow projections		8.00%
Kimpton Management Agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge		$ 50
Kimpton Regent and Six Senses management agreement portfolios [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	10
Impairment Charge	$ 48
Description of basis on which unit's recoverable amount has been determined	valued at the higher of value in use and fair value less costs of disposal
Guest Reservation System [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation method, intangible assets other than goodwill	straight-line
Intangible asset material to entity [member] | Guest Reservation System [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 274
Amortisation method, intangible assets other than goodwill	not yet being amortised as it has not been completed
System Fund Impairment Charge Intangible Assets And Goodwill	$ 4
Intangible asset material to entity [member] | Guest Reservation System [member] | Phase 1 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	10 years
Weighted average remaining period	8 years
Intangible asset material to entity [member] | Guest Reservation System [member] | Phase 2 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 141
Regent [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	$ 2